Federated MDT Balanced Fund
A Portfolio of Federated MDT Series
CLASS A SHARES (TICKER QABGX)
CLASS C SHARES (TICKER QCBGX)
CLASS R SHARES (TICKER QKBGX)
INSTITUTIONAL SHARES (TICKER QIBGX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED sePTEMBER 30, 2013
Under the heading entitled “Fund Management,” please delete the information regarding Christopher J. Smith and replace it with the following:
“Chengjun (Chris) Wu, Portfolio Manager, has been the Fund's portfolio manager for the fixed-income portion of the Fund since April 2014.”
April 8, 2014
Federated MDT Balanced Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q452111 (4/14)